FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE
Financial assets measured at fair value
	December 31, 2021				December 31, 2020
	Carrying	Fair value measurement			Carrying	Fair value measurement
	value	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3
Financial assets:
Investments (Notes 4)	$13,386	$13,386	$-	$-	$18,425	$12,653	$5,772	$-
Mineral property investments (Note 10)	6,435	-	-	6,435	6,726	-	-	6,726
Financial liabilities:
Silver Stream derivative liability (Note 11)	26,114	-	-	26,114	13,260	-	-	13,260
Option – PC Gold (Note 6(b))	$4,347	$-	$-	$4,347	$4,410	$-	$-	$4,410

Financial instruments
At December 31, 2021
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$29,516	$-	$-	$29,516
Current accounts and other receivables	40	-	-	40
Investments	-	8,400	4,986	13,386
Mineral property investments	-	-	6,435	6,435
Total financial assets	$29,556	$8,400	$11,421	$49,377

Financial liabilities:
Accounts payable and accrued liabilities	$4,491	$-	$-	$4,491
Option – PC Gold	-	4,347	-	4,347
Silver Stream derivative liability	-	26,114	-	26,114
Total financial liabilities	$4,491	$30,461	$-	$34,952

At December 31, 2020
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$28,901	$-	$-	$28,901
Current accounts and other receivables	1,753	-	-	1,753
Investments	-	15,039	3,386	18,425
Mineral property investments	-	-	6,726	6,726
Reclamation deposit	121	-	-	121
Total financial assets	$30,775	$15,039	$10,112	$55,926

Financial liabilities:
Accounts payable and accrued liabilities	$2,013	$-	$-	$2,013
Option – PC Gold	-	4,410	-	4,410
Silver Stream derivative liability	-	13,260	-	13,260
Total financial liabilities	$2,013	$17,670	$-	$19,683